CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2021
CASH AND CASH EQUIVALENT
CASH AND CASH EQUIVALENTS

NOTE 3 - CASH AND CASH EQUIVALENTS

The analysis of cash and cash equivalents at 31 December 2021 and 2020 are as follows:

	2021	2020

Banks
- USD denominated time deposits	3,749,139	269,702
- TRY denominated time deposits	14,212	296,747
- TRY denominated demand deposits	49,382	20,339
- USD denominated demand deposits	652	2,705
- Other foreign currency deposits	84	3,150

	3,813,469	592,643

NOTE 3 - CASH AND CASH EQUIVALENTS (Continued)

The weighted average interest rates of time deposits denominated in TRY and USD at 31 December 2021 are 15% per annum and 1% per annum, respectively (2020: 17% per annum for TRY, 2% per annum for USD).

At 31 December 2021, cash and cash equivalents included interest accrual amounting to TRY864 thousand (2020: TRY362 thousand); consequently, cash and cash equivalents as reported in the consolidated statement of cash flows amounted to TRY3,812,605 thousand (2020: TRY592,281 thousand).